Guarantor and Non-Guarantor Subsidiaries Financial Information - Consolidating Balance Sheet (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Oct. 01, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Current assets:
Cash and equivalents	$ 484		$ 619				$ 514
Accounts receivable, net	763		775			$ 704	447
Inventories	65		74				42
Royalty advances expected to be recouped within one year	189		170				123
Prepaid and other current assets	82		53				50
Total current assets	1,583		1,691			1,433	1,176
Due from (to) parent companies	0		0				0
Investments in and advances to consolidated subsidiaries	0		0				0
Royalty advances expected to be recouped after one year	232		208				153
Property, plant and equipment, net	294		300				229
Operating lease right-of-use assets, net	281		0
Goodwill	1,761		1,761				1,692	$ 1,685
Intangible assets subject to amortization, net	1,644		1,723				1,851
Intangible assets not subject to amortization	151		151				154
Deferred tax assets, net	55		38				11
Other assets	123		145			93	78
Total assets	6,124		6,017			5,616	5,344
Current liabilities:
Accounts payable	246		260				281
Accrued royalties	1,591		1,567			1,475	1,396
Accrued liabilities	564		492			422	423
Accrued interest	34		34				31
Operating lease liabilities, current	39		0
Deferred revenue	167		180			181	208
Other current liabilities	91		286			67	34
Total current liabilities	2,732		2,819			2,457	2,373
Long-term debt	2,983		2,974				2,819
Operating lease liabilities, noncurrent	312		0
Deferred tax liabilities, net	154		172			202	165
Other noncurrent liabilities	228		321			308	307
Total liabilities	6,409		6,286			5,786	5,664
Total Warner Music Group Corp. (deficit) equity	(306)		(289)				(334)
Noncontrolling interest	21		20			25	14
Total equity	(285)	$ (169)	(269)	$ (120)	$ (139)	(170)	(320)	$ 308	$ 210
Total liabilities and equity	6,124		6,017			$ 5,616	5,344
Reportable Legal Entities | Guarantor Subsidiaries
Current assets:
Cash and equivalents	271		386				169
Accounts receivable, net	322		334				262
Inventories	11		11				18
Royalty advances expected to be recouped within one year	123		112				79
Prepaid and other current assets	17		12				15
Total current assets	744		855				543
Due from (to) parent companies	(655)		(531)				(214)
Investments in and advances to consolidated subsidiaries	2,813		2,567				2,192
Royalty advances expected to be recouped after one year	151		137				93
Property, plant and equipment, net	194		200				155
Operating lease right-of-use assets, net	208
Goodwill	1,369		1,370				1,370
Intangible assets subject to amortization, net	855		884				956
Intangible assets not subject to amortization	71		71				71
Deferred tax assets, net	47		30				0
Other assets	92		115				55
Total assets	5,889		5,698				5,221
Current liabilities:
Accounts payable	153		160				200
Accrued royalties	773		813				869
Accrued liabilities	367		266				195
Accrued interest	0		0				0
Operating lease liabilities, current	22
Deferred revenue	56		42				94
Other current liabilities	42		221				2
Total current liabilities	1,413		1,502				1,360
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	252
Deferred tax liabilities, net	0		0				3
Other noncurrent liabilities	95		200				197
Total liabilities	1,760		1,702				1,560
Total Warner Music Group Corp. (deficit) equity	4,125		3,992				3,656
Noncontrolling interest	4		4				5
Total equity	4,129		3,996				3,661
Total liabilities and equity	5,889		5,698				5,221
Reportable Legal Entities | Non-Guarantor Subsidiaries
Current assets:
Cash and equivalents	213		233				345
Accounts receivable, net	441		441				185
Inventories	54		63				24
Royalty advances expected to be recouped within one year	66		58				44
Prepaid and other current assets	65		41				35
Total current assets	839		836				633
Due from (to) parent companies	201		73				(274)
Investments in and advances to consolidated subsidiaries	0		0				0
Royalty advances expected to be recouped after one year	81		71				60
Property, plant and equipment, net	100		100				74
Operating lease right-of-use assets, net	73
Goodwill	392		391				322
Intangible assets subject to amortization, net	789		839				895
Intangible assets not subject to amortization	80		80				83
Deferred tax assets, net	8		8				11
Other assets	28		23				11
Total assets	2,591		2,421				1,815
Current liabilities:
Accounts payable	92		100				81
Accrued royalties	818		750				527
Accrued liabilities	197		226				228
Accrued interest	0		0				0
Operating lease liabilities, current	17
Deferred revenue	111		138				114
Other current liabilities	49		65				32
Total current liabilities	1,284		1,279				982
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	60
Deferred tax liabilities, net	154		172				162
Other noncurrent liabilities	96		107				108
Total liabilities	1,594		1,558				1,252
Total Warner Music Group Corp. (deficit) equity	980		847				554
Noncontrolling interest	17		16				9
Total equity	997		863				563
Total liabilities and equity	2,591		2,421				1,815
Reportable Legal Entities | Warner Music Group Corp.
Current assets:
Cash and equivalents	0		0				0
Accounts receivable, net	0		0				0
Inventories	0		0				0
Royalty advances expected to be recouped within one year	0		0				0
Prepaid and other current assets	0		0				0
Total current assets	0		0				0
Due from (to) parent companies	0		0				0
Investments in and advances to consolidated subsidiaries	692		878				675
Royalty advances expected to be recouped after one year	0		0				0
Property, plant and equipment, net	0		0				0
Operating lease right-of-use assets, net	0
Goodwill	0		0				0
Intangible assets subject to amortization, net	0		0				0
Intangible assets not subject to amortization	0		0				0
Deferred tax assets, net	0		0				0
Other assets	0		0				0
Total assets	692		878				675
Current liabilities:
Accounts payable	0		0				0
Accrued royalties	0		0				0
Accrued liabilities	0		0				0
Accrued interest	0		0				0
Operating lease liabilities, current	0
Deferred revenue	0		0				0
Other current liabilities	0		0				0
Total current liabilities	0		0				0
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0		0				0
Other noncurrent liabilities	0		0				0
Total liabilities	0		0				0
Total Warner Music Group Corp. (deficit) equity	692		878				675
Noncontrolling interest	0		0				0
Total equity	692		878				675
Total liabilities and equity	692		878				675
Reportable Legal Entities | Acquisition Corp.
Current assets:
Cash and equivalents	0		0				0
Accounts receivable, net	0		0				0
Inventories	0		0				0
Royalty advances expected to be recouped within one year	0		0				0
Prepaid and other current assets	0		0				0
Total current assets	0		0				0
Due from (to) parent companies	454		458				488
Investments in and advances to consolidated subsidiaries	2,293		2,272				2,018
Royalty advances expected to be recouped after one year	0		0				0
Property, plant and equipment, net	0		0				0
Operating lease right-of-use assets, net	0
Goodwill	0		0				0
Intangible assets subject to amortization, net	0		0				0
Intangible assets not subject to amortization	0		0				0
Deferred tax assets, net	0		0				0
Other assets	3		7				12
Total assets	2,750		2,737				2,518
Current liabilities:
Accounts payable	1		0				0
Accrued royalties	0		4				0
Accrued liabilities	0		0				0
Accrued interest	34		34				31
Operating lease liabilities, current	0
Deferred revenue	0		0				0
Other current liabilities	0		0				0
Total current liabilities	35		38				31
Long-term debt	2,983		2,974				2,819
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0		0				0
Other noncurrent liabilities	38		14				2
Total liabilities	3,056		3,026				2,852
Total Warner Music Group Corp. (deficit) equity	(306)		(289)				(334)
Noncontrolling interest	0		0				0
Total equity	(306)		(289)				(334)
Total liabilities and equity	2,750		2,737				2,518
Reportable Legal Entities | WMG Acquisition Corp. Consolidated
Current assets:
Cash and equivalents	484		619				514
Accounts receivable, net	763		775				447
Inventories	65		74				42
Royalty advances expected to be recouped within one year	189		170				123
Prepaid and other current assets	82		53				50
Total current assets	1,583		1,691				1,176
Due from (to) parent companies	0						0
Investments in and advances to consolidated subsidiaries	0						0
Royalty advances expected to be recouped after one year	232		208				153
Property, plant and equipment, net	294		300				229
Operating lease right-of-use assets, net	281
Goodwill	1,761		1,761				1,692
Intangible assets subject to amortization, net	1,644		1,723				1,851
Intangible assets not subject to amortization	151		151				154
Deferred tax assets, net	55		38				11
Other assets	123		145				78
Total assets	6,124		6,017				5,344
Current liabilities:
Accounts payable	246		260				281
Accrued royalties	1,591		1,567				1,396
Accrued liabilities	564		492				423
Accrued interest	34		34				31
Operating lease liabilities, current	39
Deferred revenue	167		180				208
Other current liabilities	91		286				34
Total current liabilities	2,732		2,819				2,373
Long-term debt	2,983		2,974				2,819
Operating lease liabilities, noncurrent	312
Deferred tax liabilities, net	154		172				165
Other noncurrent liabilities	228		321				307
Total liabilities	6,409		6,286				5,664
Total Warner Music Group Corp. (deficit) equity	(306)		(289)				(334)
Noncontrolling interest	21		20				14
Total equity	(285)		(269)				(320)
Total liabilities and equity	6,124		6,017				5,344
Reportable Legal Entities | WMG Holdings Corp.
Current assets:
Cash and equivalents	0		0				0
Accounts receivable, net	0		0				0
Inventories	0		0				0
Royalty advances expected to be recouped within one year	0		0				0
Prepaid and other current assets	0		0				0
Total current assets	0		0				0
Due from (to) parent companies	0		0				0
Investments in and advances to consolidated subsidiaries	692		878				675
Royalty advances expected to be recouped after one year	0		0				0
Property, plant and equipment, net	0		0				0
Operating lease right-of-use assets, net	0
Goodwill	0		0				0
Intangible assets subject to amortization, net	0		0				0
Intangible assets not subject to amortization	0		0				0
Deferred tax assets, net	0		0				0
Other assets	0		0				0
Total assets	692		878				675
Current liabilities:
Accounts payable	0		0				0
Accrued royalties	0		0				0
Accrued liabilities	0		0				0
Accrued interest	0		0				0
Operating lease liabilities, current	0
Deferred revenue	0		0				0
Other current liabilities	0		0				0
Total current liabilities	0		0				0
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0		0				0
Other noncurrent liabilities	0		0				0
Total liabilities	0		0				0
Total Warner Music Group Corp. (deficit) equity	692		878				675
Noncontrolling interest	0		0				0
Total equity	692		878				675
Total liabilities and equity	692		878				675
Eliminations
Current assets:
Cash and equivalents	0		0				0
Accounts receivable, net	0		0				0
Inventories	0		0				0
Royalty advances expected to be recouped within one year	0		0				0
Prepaid and other current assets	0		0				0
Total current assets	0		0				0
Due from (to) parent companies	0		0				0
Investments in and advances to consolidated subsidiaries	(1,384)		(1,756)				(1,350)
Royalty advances expected to be recouped after one year	0		0				0
Property, plant and equipment, net	0		0				0
Operating lease right-of-use assets, net	0
Goodwill	0		0				0
Intangible assets subject to amortization, net	0		0				0
Intangible assets not subject to amortization	0		0				0
Deferred tax assets, net	0		0				0
Other assets	0		0				0
Total assets	(1,384)		(1,756)				(1,350)
Current liabilities:
Accounts payable	0		0				0
Accrued royalties	0		0				0
Accrued liabilities	0		0				0
Accrued interest	0		0				0
Operating lease liabilities, current	0
Deferred revenue	0		0				0
Other current liabilities	0		0				0
Total current liabilities	0		0				0
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0		0				0
Other noncurrent liabilities	0		0				0
Total liabilities	0		0				0
Total Warner Music Group Corp. (deficit) equity	(1,384)		(1,756)				(1,350)
Noncontrolling interest	0		0				0
Total equity	(1,384)		(1,756)				(1,350)
Total liabilities and equity	(1,384)		(1,756)				(1,350)
Eliminations | Acquisition Corp.
Current assets:
Cash and equivalents	0		0				0
Accounts receivable, net	0		0				0
Inventories	0		0				0
Royalty advances expected to be recouped within one year	0		0				0
Prepaid and other current assets	0		0				0
Total current assets	0		0				0
Due from (to) parent companies	0		0				0
Investments in and advances to consolidated subsidiaries	(5,106)		(4,839)				(4,210)
Royalty advances expected to be recouped after one year	0		0				0
Property, plant and equipment, net	0		0				0
Operating lease right-of-use assets, net	0
Goodwill	0		0				0
Intangible assets subject to amortization, net	0		0				0
Intangible assets not subject to amortization	0		0				0
Deferred tax assets, net	0		0				0
Other assets	0		0				0
Total assets	(5,106)		(4,839)				(4,210)
Current liabilities:
Accounts payable	0		0				0
Accrued royalties	0		0				0
Accrued liabilities	0		0				0
Accrued interest	0		0				0
Operating lease liabilities, current	0
Deferred revenue	0		0				0
Other current liabilities	0		0				0
Total current liabilities	0		0				0
Long-term debt	0		0				0
Operating lease liabilities, noncurrent	0
Deferred tax liabilities, net	0		0				0
Other noncurrent liabilities	(1)		0				0
Total liabilities	(1)		0				0
Total Warner Music Group Corp. (deficit) equity	(5,105)		(4,839)				(4,210)
Noncontrolling interest	0		0				0
Total equity	(5,105)		(4,839)				(4,210)
Total liabilities and equity	$ (5,106)		$ (4,839)				$ (4,210)